SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
Schedule of operating segments

	December 31, 2019
			Not
	Pulp	Paper	segmented	Total
Net sales	21,027,686	4,985,264	—	26,012,950
Domestic market (Brazil)	1,833,936	3,480,279	—	5,314,215
Foreign market	19,193,750	1,504,985	—	20,698,735
Asia	9,605,799	136,882	—	9,742,681
Europe	5,950,832	221,697	—	6,172,529
North America	3,592,563	382,628	—	3,975,191
South and Central America	44,556	710,086	—	754,642
Africa	—	53,692	—	53,692
Cost of sales	(17,440,018)	(3,303,464)	—	(20,743,482)
Gross profit	3,587,668	1,681,800	—	5,269,468
Gross margin (%)	17.1%	33.7%	—	20.3%

Operating income (expenses)	(2,089,286)	(679,719)	128,115	(2,640,890)
Selling	(1,503,775)	(401,504)	—	(1,905,279)
General and administrative	(806,774)	(366,584)	—	(1,173,358)
Other operating, net	209,577	68,062	128,115	405,754
Income from associates and joint ventures	11,686	20,307	—	31,993

Operating profit before net financial income ("EBIT") (1)	1,498,382	1,002,081	128,115	2,628,578
Operating margin (%)	7.1%	20.1%		10.1%

Financial result, net	—	—	(6,725,781)	(6,725,781)
Net income (loss) before taxes	1,498,382	1,002,081	(6,597,666)	(4,097,203)

Income taxes	—	—	1,282,461	1,282,461

Net income (loss) for the year	1,498,382	1,002,081	(5,315,205)	(2,814,742)
Profit (loss) margin for the year (%)	7.1%	20.1%	—	(10.8)%
Result of the year attributable to controlling Shareholders	1,498,382	1,002,081	(5,317,981)	(2,817,518)
Result of the year attributed to non-controlling shareholders	—	—	2,776	2,776
Depreciation, depletion and amortization	7,575,630	516,301	—	8,091,931
1)	Earnings before interest and tax.

	December 31, 2018
			Not
	Pulp	Paper	segmented	Total
Net sales	8,783,274	4,660,102	—	13,443,376
Domestic market (Brazil)	744,566	3,307,074	—	4,051,640
Foreign market	8,038,708	1,353,028	—	9,391,736
Asia	3,837,998	101,695	—	3,939,693
Europe	2,810,899	225,111	—	3,036,010
North America	1,340,907	210,831	—	1,551,738
South and Central America	48,904	774,730	—	823,634
Africa		40,661	—	40,661
Cost of sales	(3,965,912)	(2,956,419)	—	(6,922,331)
Gross profit	4,817,362	1,703,683	—	6,521,045
Gross margin (%)	54.8%	36.6%	—	48.5%

Operating income (expenses)	(626,887)	(886,347)	—	(1,513,234)
Selling expenses	(212,869)	(385,857)	—	(598,726)
General and administrative expenses	(275,859)	(549,350)	—	(825,209)
Other operating income (expenses), net	(138,159)	41,284	—	(96,875)
Income from associates and joint ventures	—	7,576	—	7,576

Operating profit before net financial income (1)	4,190,475	817,336	—	5,007,811
Operating margin (%)	47.7%	17.5%	—	37.3%

Financial result, net	—	—	(4,842,513)	(4,842,513)
Net income (loss) before taxes	4,190,475	817,336	(4,842,513)	165,298

Income taxes	—	—	154,516	154,516

Net income (loss) for the year	4,190,475	817,336	(4,687,997)	319,814
Profit margin for the year (%)	47.7%	17.5%	—	2.5%
Result of the year attributable to controlling shareholders	4,190,475	817,336	(4,688,118)	319,693
Result of the year attributed to non-controlling shareholders	—	—	121	121
Depreciation, depletion and amortization	1,105,381	457,842	—	1,563,223

1)	Earnings before interest and tax.

	December 31,2017
			Not
	Pulp	Paper	segmented	Total
Net sales revenue	6,920,494	3,660,179	—	10,580,673
Domestic market (Brazil)	624,320	2,597,838	—	3,222,158
Foreign market	6,296,174	1,062,341	—	7,358,515
Asia	2,976,504	32,950	—	3,009,454
Europe	2,262,162	139,572	—	2,401,734
North America	966,789	254,971	—	1,221,760
South and Central America	90,719	608,445	—	699,164
Africa	—	26,403	—	26,403
Cost of sales	(3,937,036)	(2,559,268)	—	(6,496,304)
Gross profit	2,983,458	1,100,911	—	4,084,369
Gross margin (%)	43.1%	30.1%	—	38.6%

Operating income (expenses)	(104,985)	(749,449)	48,517	(805,917)
Selling	(163,879)	(259,446)	—	(423,325)
General and administrative	(185,141)	(343,833)	—	(528,974)
Other operating, net	244,035	(152,042)	48,517	140,510
Income from associates and joint ventures	—	5,872	—	5,872

Operating profit before net financial income ("EBIT") (1)	2,878,473	351,462	48,517	3,278,452
Operating margin (%)	41.6%	9.6%	—	31.0%

Financial result, net	—	—	(1,018,840)	(1,018,840)
Net income (loss) before taxes	2,878,473	351,462	(970,323)	2,259,612

Income taxes	—	—	(438,618)	(438,618)

Net income (loss) for the year	2,878,473	351,462	(1,408,941)	1,820,994
Profit (loss) margin for the year (%)	41.6%	9.6%	—	17.2%
Result of the year attributable to controlling shareholders	2,878,473	351,462	(1,408,941)	1,820,994

Depreciation, depletion and amortization	1,007,280	395,498	—	1,402,778
1)	Earnings before interest and tax.

Schedule of paper net sales by product

	December 31,	December 31,	December 31,
Products	2019	2018	2017
Market pulp(1)	21,027,686	8,783,274	6,920,494
Printing and writing paper(2)	4,100,502	3,834,380	2,265,093
Paperboard	823,360	764,701	1,273,540
Other	61,402	61,021	121,546
Net sales	26,012,950	13,443,376	10,580,673
1)	Revenue from fluff pulp represents (around 1% of total net sales) and, therefore, was included in market pulp sales.
2)	Tissue is a recently launched product and its revenues represent less than 2% of total net sales. Therefore, it was included in the sales of printing and writing paper.

Goodwill based on expected future profitability

	December 31,	December 31,
	2019	2018
Pulp	7,942,486	45,752
Consumer goods	119,332	112,582
	8,061,818	158,334